SHAREHOLDERS' EQUITY (Composition of Shares Capital) (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Share capital, Authorized	500,000,000	500,000,000
Share capital, Issued and outstanding	44,297,761	40,272,846